Schedule II - Valuation And Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Valuation Allowance For Trade Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 13		$ 13		$ 19
Additions Charged to Costs and Expenses	2		3		1
Charged to Other Accounts
Deductions	(2)	[1]	(3)	[1]	(7)	[1]
Balance at End of Period	13		13		13
Inventory Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	83		86		76
Additions Charged to Costs and Expenses	18		14		18
Charged to Other Accounts
Deductions	(2)	[2]	(17)	[2]	(8)	[2]
Balance at End of Period	99		83		86
Valuation allowance for deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	824		871		865
Additions Charged to Costs and Expenses	334		(27)		(75)
Charged to Other Accounts	65		(20)		81
Deductions
Balance at End of Period	$ 1,223		$ 824		$ 871

[1]	Uncollectible accounts charged off net of recoveries.
[2]	Obsolete inventory charged off.